Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 14, 2012	Jun. 30, 2011
Entity Registrant Name	HIGHLANDS BANKSHARES INC /VA/
Entity Central Index Key	0001008579
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 10,274,300
Entity Common Stock, Shares Outstanding		5,011,152
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 15,734	$ 15,693
Federal funds sold	70,341	66,459
Total Cash and Cash Equivalents	86,075	82,152
Investment securities available-for-sale (Note 3)	64,252	56,096
Other Investments, at cost (Note 4)	5,308	6,026
Loans, net of allowance for loan losses of $9,024 and $10,320 in 2011 and 2010, respectively (Note 5)	398,780	440,274
Premises and equipment, net (Note 6)	21,883	23,509
Deferred Tax Assets	8,615	11,887
Interest receivable	2,369	2,544
Bank Owned Life Insurance	13,230	12,777
Other Real Estate Owned, net	16,724	15,316
Other assets	3,747	4,927
Total Assets	620,983	655,508
Deposits (Note 9)
Noninterest bearing	98,950	85,923
Interest bearing	416,411	450,849
Total Deposits	515,361	536,772
Interest, taxes and other liabilities	2,570	1,786
Short term borrowings (Note 10)	57,676	65,952
Long-term debt (Note 11)	13,964	14,968
Capital securities (Note 12)	3,150	3,150
Total Other Liabilities	77,360	85,856
Total Liabilities	592,721	622,628
STOCKHOLDERS' EQUITY
Common stock, 5,011 shares issued and authorized 40,000 shares, par value $0.625 per share (Note 16)	3,132	3,132
Retained Earnings	19,406	25,923
Accumulated other comprehensive (loss)	(2,059)	(3,958)
Total Stockholders' Equity	28,262	32,880
Total Liabilities and Stockholders' Equity	$ 620,983	$ 655,508

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Loans, allowance for loan losses	$ 9,024	$ 10,320
STOCKHOLDERS' EQUITY
Common stock, shares issued (in shares)	5,011	5,011
Common stock, shares authorized (in shares)	40,000	40,000
Common stock, Par value (in dollars per share)	$ 0.625	$ 0.625

CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Loans receivable and fees on loans	$ 24,842	$ 28,140
Securities available for sale:
Taxable	1,284	854
Tax-exempt	798	1,723
Other investment income	80	81
Federal funds sold	150	60
Total Interest Income	27,154	30,858
INTEREST EXPENSE
Deposits	6,495	8,859
Other borrowed funds	3,484	3,679
Total interest expense	9,979	12,538
Net interest income	17,175	18,320
PROVISION FOR LOAN LOSSES (Note 5)	4,648	4,799
Net interest income after provision for loan losses	12,527	13,521
NON-INTEREST INCOME
Securities gains (losses)	251	(163)
Service charges on deposit accounts	2,117	2,044
Other service charges, commissions and fees	1,646	1,459
Other operating income	1,110	686
Other than temporary impairment charge	(269)	(1,263)
Total Non-Interest Income	4,855	2,763
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 15)	9,852	10,073
Occupancy expense of bank premises	1,102	1,176
Furniture and equipment expense	1,355	1,572
Other operating expenses (Note 24)	5,900	5,452
Foreclosed Assets -Write-down and operating expenses	3,328	2,416
Total Non-Interest Expenses	21,537	20,689
(Loss) Income Before Income Taxes	(4,155)	(4,405)
Income Tax (Benefit) (Note 8)	2,362	(2,265)
Net Income (Loss)	$ (6,517)	$ (2,140)
Earnings (Loss) Per Common Share (Note 14) (in dollars per share)	$ (1.3)	$ (0.43)
Earnings (Loss) Per Common Share - assuming dilution (Note 14) 13) (in dollars per share)	$ (1.3)	$ (0.43)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock Par Value [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 3,132	$ 7,783	$ 28,063	$ (3,550)	$ 35,428
Balance (in shares) at Dec. 31, 2009	5,011
Comprehensive income:
Net income	0	0	(2,140)	0	(2,140)
Change in unrealized gain (loss) on securities available-for-sale, net of deferred income tax benefit	0	0	0	(515)	(515)
Less: reclassification adjustment, net of income tax benefit	0	0	0	107	107
Total comprehensive income					(2,548)
Balance at Dec. 31, 2010	3,132	7,783	25,923	(3,958)	32,880
Balance (in shares) at Dec. 31, 2010	5,011
Comprehensive income:
Net income	0	0	(6,517)	0	(6,517)
Change in unrealized gain (loss) on securities available-for-sale, net of deferred income tax benefit	0	0	0	2,065	2,065
Less: reclassification adjustment, net of income tax benefit	0	0	0	(166)	(166)
Total comprehensive income					(118)
Balance at Dec. 31, 2011	$ 3,132	$ 7,783	$ 19,406	$ (2,059)	$ 28,262
Balance (in shares) at Dec. 31, 2011	5,011

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Deferred income tax expense of Unrealized gain (loss) on securities available-for-sale	$ 1,064	$ 265
Reclassification adjustment, income tax benefit	$ 85	$ 56

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (6,517)	$ (2,140)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	4,648	4,799
Provision for deferred income taxes	342	2,029
Depreciation and amortization	1,104	1,314
Valuation adjustment of deferred tax assets	4,170	0
Net realized (gains) losses on available-for-sale securities	(251)	163
Net amortization on securities	498	248
Amortization of capital issue costs	5	5
Other than temporary impairment charge	269	1,263
Valuation adjustment of other real estate owned	2,056	1,739
Decrease in interest receivable	175	603
(Increase) decrease in other assets	(596)	(3,749)
Increase (decrease) in interest, taxes and other liabilities	785	(164)
Net Cash provided by operating activities	6,688	6,110
Securities available for sale:
Proceeds from sale of debt and equity securities	12,880	33,479
Proceeds from maturities of debt and equity securities	6,897	8,262
Purchase of debt and equity securities	(25,823)	(29,182)
Purchase (redemption) of other investments	718	2,391
Net decrease in loans	28,825	13,976
Proceeds from sales of other real estate owned	4,554	5,032
Premises and equipment expenditures	(125)	(166)
Net Cash provided by investing activities	27,926	33,792
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(40,300)	(7,549)
Net increase in demand, savings and other deposits	18,889	24,417
Net increase (decrease) in short term borrowings	(8,276)	(8,087)
Net increase (decrease) in long-term debt	(1,004)	4,132
Net Cash provided by (used in) financing activities	(30,691)	12,913
Net increase in cash and cash equivalents	3,923	52,815
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	82,152	29,337
CASH AND CASH EQUIVALENTS AT END OF YEAR	86,075	82,152
Cash paid during the year for:
Interest	10,124	12,536
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	$ 8,021	$ 15,389

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note  1.                       Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of Highlands Bankshares, Inc., (the “Parent Company”) and its wholly-owned subsidiary, Highlands Union Bank (the "Bank").  The statements also include Highlands Union Insurance Services, Inc., (the “Insurance Services”), and Highlands Union Financial Services, Inc., (the “Financial Services”) which are both wholly-owned subsidiaries of the Bank.  All significant intercompany balances and transactions have been eliminated in consolidation.  The accounting and reporting policies of Highlands Bankshares, Inc. and Subsidiaries, (the “Company”) conform to U.S. generally accepted accounting principles and to standard practices within the banking industry.

Nature of Operations

The Company operates in Abingdon, Virginia, and surrounding southwest Virginia, eastern Tennessee, and western North Carolina under the laws of the Commonwealth of Virginia.  The Parent Company was organized on December 29, 1995.  The Parent Company is supervised by the Federal Reserve Bank under the Bank Holding Company Act of 1956, as amended. The Bank began banking operations on April 27, 1985 under a state bank charter and provides a full line of financial services to individuals and businesses.  The Bank's primary lending products include mortgage, consumer and commercial loans, and its primary deposit products are checking, savings, and certificates of deposit.  As a state bank and a member of the Federal Reserve Bank of Richmond, the Bank is subject to regulation by the Virginia State Bureau of Financial Institutions, the Federal Deposit Insurance Corporation, and the Federal Reserve Bank.  Highlands Union Insurance Services, Inc. became effective October 8, 1999 for the purpose of selling insurance through Bankers Insurance LLC. The only activity in Highlands Union Financial Services is the receipt of life insurance commissions.  Highlands Capital Trust I became effective January 14, 1998.  The nature of the trust is described more fully in Note 12.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks and federal funds sold, all of which mature within ninety days. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Securities Available-for-Sale

Securities classified as available-for-sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity.  Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors.  Securities available-for-sale are carried at fair value.  Unrealized gains or losses are reported as increases or decreases in other comprehensive income, net of the related deferred income tax effect.  Realized gains or losses are included in earnings on the trade date and are determined on the basis of the amortized cost of specific securities sold.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity. On a quarterly basis the Company reviews any securities which are considered to be impaired as defined by accounting guidance. During this review, the Company determines if the impairment is deemed to be other than temporary. If it is determined that the impairment is other than temporary, i.e. impaired because of credit issues, the investment is written by a charge in the Statement of Income (Loss).

Loans

The Company makes mortgage, commercial and consumer loans to customers.  Included in mortgage lending are loans secured by real estate such as single family and multifamily dwelling units as well as  commercial properties both owner occupied and held for lease to others.  Commercial loans include those primarily secured by business assets or land or may be unsecured. Consumer loans include second mortgages and equity lines of credit and other personal loans which may be secured or unsecured. We also make farmland loans and other agricultural type loans such as financing farming activities.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid balance.  Loan origination fees, net of certain direct origination costs, are deferred and amortized to income over the estimated lives of the loans using the straight-line method which is not materially different from the interest method. The accrual of interest on a loan is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection.  Credit card loans and other personal loans are typically charged off no later than 180 days past due.   In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Payments on non accrual loans are applied to principal or applied on a cash basis. All interest accrued but not collected for loans that are placed on non-accrual or charged off  status is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The Company monitors and maintains an allowance for loan losses to absorb an estimate of probable losses inherent in the loan portfolio.  The Company maintains policies and procedures that address the systems of controls over the following areas of maintenance of the allowance: the systematic methodology used to determine the appropriate level of the allowance to provide assurance the loan loss reserve is maintained in accordance with accounting principles generally accepted in the United States of America; the accounting policies for loan charge-offs and recoveries; the assessment and measurement of impairment in the loan portfolio; and the loan grading system.

The Company's Credit Review and Analysis Department evaluates various loans individually for impairment as required by Statement of Financial Accounting Standards ASC 310, Receivables –Subsequent Measurement.  Loans evaluated individually for impairment include non-performing loans, such as loans on non-accrual, loans past due by 90 days or more, restructured loans and other loans selected by management.  The evaluations are based upon discounted expected cash flows or collateral valuations.  If the evaluation shows that a loan is individually impaired, then a specific reserve is established for the amount of impairment.  If a loan evaluated individually is not impaired, then the loan is considered for impairment under ASC 450, Accounting for Contingencies, with a group of loans that have similar characteristics. For loans without individual measures of impairment, the Company makes estimates of losses for groups of loans as required by ASC 450.  Loans are grouped by similar characteristics, including the type of loan, the assigned loan grade and the general collateral type.  Assigned loan grades include Quality, Satisfactory, Acceptable, Special Mention, Substandard and Doubtful, each with an increasing risk of potential loss. A loss rate reflecting the expected loss inherent in a group of loans is derived based upon estimates of default rates for a given loan grade, the predominant collateral type for the group and the terms of the loan.  The resulting estimate of losses for groups of loans are adjusted for relevant environmental factors and other conditions of the portfolio of loans, including:  borrower and industry concentrations; levels and trends in delinquencies, charge-offs and recoveries; changes in underwriting standards and risk selection; level of experience and ability of lending management; and national and local economic conditions.

The amounts of estimated impairment for individually evaluated loans and groups of loans are added together for a total estimate of loan losses.  This estimate of losses is compared to the allowance for loan losses of the Company as of the evaluation date and, if the estimate of losses is greater than the allowance, an additional provision to the allowance would be made.  If the estimate of losses is less than the allowance, the degree to which the allowance exceeds the estimate is evaluated to determine whether the allowance falls outside a range of estimates.  If the estimate of losses is below the range of reasonable estimates, the allowance would be reduced by adjusting the provision for loan losses.  The Company recognizes the inherent imprecision in estimates of losses due to various uncertainties  and variability related to the factors used, and therefore a reasonable range around the estimate of losses is derived and used to ascertain whether the allowance is too high or too low.  If different assumptions or conditions were to prevail and it is determined that the allowance is not adequate to absorb the new estimate of probable losses, an additional provision for loan losses would be made, which amount may be material to the consolidated financial statements.

Premises and Equipment

Land is carried at cost.   Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on

Premises and Equipment (Continued)

the straight-line method over estimated useful lives.  Maintenance and repairs are charged to current operations while improvements are capitalized.  Disposition gains and losses are reflected in current operations. Purchased software costs are included in other assets and expensed over periods ranging from 3-5 years.

Intangible Assets

Capital issue costs relating to the junior subordinated debt securities are stated at cost less accumulated amortization.  Amortization is computed on the straight-line method over the life of the securities which is 30 years.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and are included in net expenses from foreclosed assets. Foreclosed assets at December 31, 2011 and 2010 were $16,724 and $15,316 respectively.  We have established a general allowance related to OREO properties due to the fact that properties are being sold for amounts that are less than current appraised values reduced by the estimated selling costs.

Income Taxes

Under the asset and liability method, deferred income taxes are recognized for the tax consequences of “temporary differences” by applying enacted statutory tax rates to the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.  Under ASC 740, the effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Management evaluates the Company's tax circumstance and filings under the most current and relevant accounting rules and believes the Company has incurred no liability for uncertain beneficial tax positions (or any related penalties and interest) for the periods open to normal jurisdictional examinations (2008 through 2010).

Earnings (Loss) Per Common Share

Earnings (loss) per common share are calculated based on the weighted average outstanding shares during the year.  Earnings (loss) per common share assuming dilution are calculated based on the weighted average outstanding shares during the year plus common stock equivalents at year end.

Stock Compensation Plans

The Company accounts for stock compensation plans under the guidance of ASC 718 which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their grant-date fair values.  No options were granted during 2011 or 2010.

Use of Estimates

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenue and expense during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of foreclosed real estate, deferred tax assets and investment securities.

Business Segments

The Company reports its activities as a single business segment.  In determining the appropriateness of segment definition, the Company considers components of the business about which financial information is available and regularly evaluated relative to resource allocation and performance assessment.

Recent Accounting Pronouncements

 In July 2010, the Receivables topic of the Accounting Standards Codification (“ASC”) was amended by Accounting Standards   Update (“ASU”) 2010-20 to require expanded disclosures related to a company's allowance for credit losses and the credit quality of  its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis.  The Company is required to include these disclosures in their interim and annual financial statements.  See Note 5.

Disclosures about Troubled Debt Restructurings (“TDRs”) required by ASU 2010-20 were deferred by the Financial Accounting  Standards Board (“FASB”) in ASU 2011-01 issued in January 2011. In April 2011 FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a TDR.   The determination is based on whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties as both events must be present.  Disclosures related to TDRs under ASU 2010-20 have been presented in Note 5.

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03.  The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control.  The other criteria to assess effective control were not changed.  The amendments are effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements.  The amendments will be effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011.  The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders' equity.  The amendment requires consecutive presentation of the statement of net income and other comprehensive income and requires an entity to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements.  The amendments will be applicable to the Company on January 1, 2012 and will be applied retrospectively.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Formal Written Agreement	12 Months Ended
Dec. 31, 2011
Formal Written Agreement [Abstract]
Formal Written Agreement
Note 2. –Formal Written Agreement

On October 13, 2010, the Company and Bank entered into a written agreement (“Written Agreement”) with the Federal Reserve Bank of Richmond (the “Reserve Bank”).  Under the terms of the Written Agreement, the Bank has agreed to develop and submit to the Reserve Bank for approval within the time periods specified therein written plans or programs to:

•	strengthen board oversight of the management and operations of the Bank;
•	strengthen credit risk management and administration;
•	provide for the effective grading of the Bank's loan portfolio;
•	summarize the findings of its review of the adequacy of the staffing of its loan review function;
•
improve the Bank's position with respect to loans, relationships, or other assets in excess of $500,000 that currently are or in the future become past due more than 90 days, on the Bank's problem loan list, or adversely classified in any report of examination of the Bank;

•	review and revise the Bank's methodology for determining the allowance for loan and lease losses (“ALLL”) and maintain an adequate ALLL;
•	maintain sufficient capital at the Company and the Bank;
•	establish a revised written contingency funding plan;
•	establish a revised investment policy;
•	improve the Bank's earnings and overall condition;
•	revise the Bank's information technology program;
•	establish a disaster recovery and business continuity program.and
•	establish a committee to monitor compliance with all aspects of the written agreement.

Further, both the Company and the Bank have agreed to refrain from declaring or paying dividends without prior regulatory approval.  The Company has agreed that it will not take any other form of payment representing a reduction in Bank's capital or make any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities without prior regulatory approval.  The Company also has agreed not to incur, increase or guarantee any debt or not to purchase or redeem any shares of its stock without prior regulatory approval.

Investment Securities Available-For-Sale	12 Months Ended
Dec. 31, 2011
Investment Securities Available-For-Sale [Abstract]
Investment Securities Available-For-Sale
Note  3.                      Investment Securities Available-For-Sale

The amortized cost and market value of securities available-for-sale are as follows:

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$6,029	$3	$-	$6,032
State and political subdivisions	18,030	275	137	18,168
Mortgage backed securities	30,002	632	5	30,629
Pooled Trust Preferred	4,067	-	3,917	150
Single Issue Trust Preferred	1,923	-	108	1,815
SBA Pools	6,821	219	44	6,996
SLMA	500	-	38	462
	$67,372	$1,129	$4,249	$64,252

	2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S Treasuries	$-	$-	$-	$-
State and political subdivisions	19,885	78	1,673	18,291
Mortgage backed securities	29,465	289	312	29,442
Pooled Trust Preferred	4,339	-	4,165	173
Single Issue Trust Preferred	1,926	-	122	1,804
SBA Pools	5,978	1	45	5,934
SLMA	500	-	48	452
	$62,093	$368	$6,365	$56,096

The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2011
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$705	$45	$4,367	$92	$5,072	$137
Mortgage-backed securities	4,554	5	-	-	4,554	5
Pooled Trust Preferred Securities	-	-	150	3,917	150	3,917
Single Issue Trust Preferred	505	7	809	101	1,314	108
SBA Pools	-	-	2,007	44	2,007	44
SLMA	-	-	462	38	462	38

Total	$5,764	$57	$7,795	$4,192	$13,559	$4,249

	December 31, 2010
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$10,822	$807	$4,372	$865	$15,194	$1,672
Mortgage-backed securities	19,193	313	-	-	19,193	313
Pooled Trust Preferred Securities	-	-	173	4,165	173	4,165
Single Issue Trust Preferred	391	21	913	101	1,304	122
SBA Pools	4,018	45	-	-	4,018	45
SLMA	-	-	452	48	452	48

Total	$34,424	$1,186	$5,910	$5,179	$40,334	$6,365

The segment of our portfolio that contains the largest unrealized loss is our pooled trust preferred securities (TRUP CDOs) which represent trust preferred securities issued primarily by banks and a limited number of insurance companies and real estate investment trusts. As of December 31, 2011, our TRUP CDOs book value totaled $4.07 million.

The Company reviews its investment portfolio on a quarterly basis for indications of other-than-temporary impairment (“OTTI”).

For other than temporary impairment analysis, the Company utilizes the current accounting guidance for OTTI that is intended to measure the change in projected cash flows for securitized assets. Specifically, we measure how the current projected cash flows differ from our most recent projection (e.g. as of the last quarter). A decrease in the present value of projected cash flows is considered an “adverse change” and may trigger a charge for other-than-temporary impairment. The Company formally analyzes the credit characteristics of the underlying collateral on each individual security as a basis for credit deferral / default assumptions.   This methodology is documented and reviewed with our audit committee quarterly for determining impairment each quarter.  Additionally, we utilize certain data contained in the baseline deferral / default assumptions that were developed by the FDIC (from default data during the 1988-1992 periods). The Company's credit evaluation of each of the entities comprising the underlying collateral considers all available information and evidence.  Our initial credit evaluation focuses on asset quality (using the Texas Ratio and Modified Texas Ratio), capitalization (using Leverage, Tier 1 and Total Risk Based Capital), third party ratings of financial strength, the ratio of reserve for loan losses to loans and current earnings performance. For those underlying issuers that are determined to be potentially impaired based on the initial review, we perform a more detailed quarterly trend analysis. This analysis focuses on trends related to non-performing assets, reserve for loan losses, capitalization and earnings performance. The results of the internal assessment are factored into an analysis stressing the projections of cash flow.

At December 31, 2011, the following assumptions were used in our cash flow projections:
•	Deferral / default ranges for 2012 – 1.00% to 2.00%.
•	Deferral / default rate for 2013 – 1.00%
•	Deferral / default ranges for years thereafter – 0.25% to 0.36%.
•	Prepayments - 1% annually, 100% at maturity
•	The discount rate is calculated using the original discount margin as of the purchase date based on the purchase price added to the appropriate forward 3-month LIBOR rate.
•	15% recovery with 2 year lag extended to 5 years if has been in deferral for 2 years
•	0% recovery on existing defaults
•	Cash flows are discounted at the effective interest rate.

Underlying banks can prepay their trust preferred securities on a quarterly call date after a five year period from the original date of issue. We use a constant prepayment assumption of 1% annually and 100% at maturity. The extent of future prepayments is difficult to project. Our projections also include for existing deferrals a 15% recovery  after a two-year lag (if an issuer has been in deferral for two years, we extend the assumed recovery to the end of the 5-year deferral period, or an additional 3 years).

Deferral and default announcements that are received after the balance sheet date but before the filing date are incorporated into the OTTI calculation for the period end report. Typically deferral announcements are received on or around each payment date which is the last week of each quarter.

During 2011, we incurred credit-related OTTI charges on our TRUP CDOs of $269 thousand.  For the 12 months ended December 31, 2010, we incurred credit-related OTTI charges on our TRUP CDOs of $1.26 million

Below is a table of the Company's remaining pooled trust preferred balances as of December 31, 2011 (in whole dollars):

Description	Type	Class	Original Amount $	Book Value 12/31/11 $	Fair Value 12/31/11 $	Unrealized Gain/(Loss) $	Lowest Credit Rating	Percentage of Banks Currently Deferring or Defaulting	Number of Issuers Currently Performing	Excess/ (Negative) Subordination Percentage(1)

Pretsel 4-B	Pooled	Mezz B	700,000	85	27	(58)	Ca	27.10%	4	19.28%
Prestel 11-B	Pooled	Mezz B	500,000	397	56	(341)	Ca	32.30%	42	(31.84)%
Prestel 12-B	Pooled	Mezz B	750,000	394	20	(374)	Ca	33.90%	47	(37.33)%
Prestel 13-B	Pooled	Mezz B	500,000	329	9	(320)	Ca	37.10%	38	(44.40)%
Prestel 15-B	Pooled	Mezz B	500,000	263	3	(260)	Ca	31.30%	51	(31.94)%
Prestel 18-C	Pooled	Mezz C	500,000	325	2	(323)	Ca	26.50%	52	(18.08)%
Prestel 19-C	Pooled	Mezz C	500,000	306	1	(305)	Ca	22.60%	50	(23.18)%
Prestel 20-C	Pooled	Mezz C	500,000	11	1	(10)	Ca	32.20%	43	(28.11)%
Prestel 21-C	Pooled	Mezz C	500,000	294	4	(290)	Ca	29.10%	48	(23.20)%
Prestel 22-C	Pooled	Mezz C	500,000	316	1	(315)	Ca	30.80%	57	(23.41)%
Prestel 22-C	Pooled	Mezz C	500,000	316	1	(315)	Ca	30.80%	57	(23.41)%
Prestel 22-C	Pooled	Mezz C	500,000	283	1	(282)	Ca	30.80%	57	(23.41)%
Prestel 23-C	Pooled	Mezz C	500,000	442	9	(433)	C	26.80%	95	(14.71)%
Tropc CDO III	Pooled	Subordinate	1,000,000	306	15	(291)	C	47.07%	28	(41.04)%

(1)Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.

The Company also assesses other securities for OTTI quarterly by reviewing credit ratings, financial and regulatory reports as well as other pertinent financial indicators published. As of December 31, 2011 and December 31, 2010, the Company's assessment revealed no impairment other than that deemed temporary.

Investment securities available-for-sale with a carrying value of $45,258 and $42,885 at December 31, 2011 and 2010 respectively, and a market value of $46,011 and $41,849 at December 31, 2011 and 2010, respectively were pledged as collateral on public deposits, FHLB advances and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$ 6,339	$ 6,346
Due after one year through five years	810	786
Due after five years through ten years	2,828	2,846
Due after ten years	27,393	23,645
	37,370	33,623

Mortgage-backed securities	30,002	30,629
	$ 67,372	$ 64,252

For the years ended December 31, 2011 and 2010, proceeds from sale of securities were $12,880 and $33,479, respectively.  Gross realized gains and losses on investment securities available for sale were as follows:

	2011	2010

Realized gains	$251	$259
Realized losses	$-	$(422)
Net gains (losses)	$251	$(163)

Other Investments	12 Months Ended
Dec. 31, 2011
Other Investments [Abstract]
Other Investments
Note 4.  Other Investments

Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Pacific Coast Bankers' Bank and Community Bankers' Bank  stock with a carrying value of $5,058 and $5,776 at December 31, 2011 and 2010, respectively are stated at cost and included as “ Other Investments” on the Company's Balance Sheets. These investments are considered to be restricted as the Company is required by these entities to hold these investments, and the only market for this stock is the issuing agency.  Also included in “Other Investments” are Certificates of Deposits purchased from other FDIC insured institutions.  The balances of these CDs were $250 at December 31, 2011 and 2010, respectively.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 5.  Loans and Allowance for Loan Losses

The composition of net loans is as follows:

	2011	2010
Real Estate Secured:
Residential 1-4 family	$169,027	$175,522
Multifamily	15,375	15,593
Construction and Land Loans	23,295	30,901
Commercial, Owner Occupied	71,367	78,279
Commercial, Non-owner occupied	36,489	43,652
Second mortgages	12,247	14,132
Equity lines of credit	9,126	10,016
Farmland	12,207	12,790
	349,133	380,885

Secured (other) and unsecured
Personal	23,824	26,773
Commercial	32,407	40,471
Agricultural	2,784	2,848
	59,015	70,092

Overdrafts	207	214

	408,355	451,191
Less:
Allowance for loan losses	9,024	10,320
Net deferred fees	551	597
	9,575	10,917

Loans, net	$398,780	$440,274

Activity in the allowance for loan losses is as follows:

	2011	2010
Allowance for loan losses at beginning of year	$10,320	$11,681
Loans charged off:
Residential 1-4 Family	971	907
Multifamily	246	258
Construction and Land Loans	1,857	1,747
Commercial, Owner Occupied	517	746
Commercial, Non-owner occupied	276	46
Second Mortgages	351	485
Equity Lines of Credit	25	81
Farmland	272	131

Secured (other ) and unsecured
Personal	412	556
Commercial	934	1,056
Agricultural	98	24
Overdrafts	173	207
Total	6,132	6,244
Recoveries of loans previously charged off:

Residential 1-4 Family	19	1
Multifamily	-	-
Construction and Land Loans	53	-
Commercial, Owner Occupied	-	3
Commercial, Non-owner occupied	-	-
Second Mortgages	10	1
Equity Lines of Credit	-	-
Farmland	20	-

Secured (other ) and unsecured
Personal	69	55
Commercial	16	19
Agricultural	1	2
Overdrafts	-	3

Total	188	84

Net loans charged off	5,944	6,160
Provision for loan losses	4,648	4,799
Allowance for loan losses end of period	$9,024	$10,320

The following table is an analysis of past due loans as of December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,471	$1,071	$4,236	$8,778	$160,249	$169,027	$171
Equity lines of credit	-	205	-	205	8,921	9,126	-
Multifamily	97	-	646	743	14,632	15,375	-
Farmland	-	134	-	134	12,073	12,207	-
Construction, Land Development, Other Land Loans	271	59	1,846	2,176	21,119	23,295	-
Commercial Real Estate- Owner Occupied	1,199	476	6,989	8,664	62,703	71,367	920
Commercial Real Estate- Non Owner Occupied	-	1,446	863	2,309	34,180	36,489	292
Second Mortgages	243	10	518	771	11,476	12,247	26
Non Real Estate Secured
Personal	244	113	134	491	23,540	24,031	41
Commercial	224	25	630	879	31,528	32,407	-
Agricultural	17	7	2	26	2,758	2,784	-

Total	$5,766	$3,546	$15,864	$25,176	$383,179	$408,355	$1,450

Loans are considered delinquent when payments have not been made according to the terms of the contract. The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection.  Credit card loans and other personal loans are typically charged off no later than 180 days past due.   In all cases, loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

The December 31, 2011 total below includes approximately $4.9 million of loans that are current and paying under the terms of their existing loan agreement but included in non-accrual per regulatory guidance.

The following is a summary of non-accrual loans at December 31, 2011:

Amount
Real Estate Secured
Residential 1-4 Family	$4,065
Multifamily	646
Construction and Land Loans	1,846
Commercial-Owner Occupied	6,069
Commercial- Non Owner Occupied	4,871
Second Mortgages	492
Equity Lines of Credit	-
Farmland	630
Secured (other) and Unsecured
Personal	94
Commercial	630
Agricultural	2

Total	$19,345

The following table is an analysis of past due loans as of December 31, 2010:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,780	$1,245	$4,937	$9,962	$165,560	$175,522	$1,726
Equity lines of credit	-	99	-	99	9,917	10,016	-
Multifamily	-	-	40	40	15,553	15,593	-
Farmland	348	-	774	1,122	11,668	12,790	-
Constuction, Land Development, Other Land Loans	825	152	3,153	4,130	26,771	30,901	53
Commercial Real Estate- Owner Occupied	1,612	105	6,301	8,018	70,260	78,278	1,776
Commercial Real Estate- Non Owner Occupied	-	165	1,520	1,685	41,967	43,652	602
Second Mortgages	234	-	529	763	13,369	14,132	-
Non Real Estate Secured
Personal	303	101	74	478	26,510	26,988	14
Commercial	190	406	1,456	2,052	38,419	40,471	289
Agricultural	7	-	96	103	2,745	2,848	68

Total	$7,299	$2,273	$18,880	$28,452	$422,739	$451,191	$4,528

The following is a summary of non-accrual loans at December 31, 2010:

Amount
Real Estate Secured
Residential 1-4 Family	$3,211
Multifamily	40
Construction and Land Loans	3,100
Commercial-Owner Occupied	4,525
Commercial- Non Owner Occupied	918
Second Mortgages	529
Equity Lines of Credit	-
Farmland	774
Secured (other) and Unsecured
Personal	60
Commercial	1,167
Agricultural	29

Total	$14,353

The following tables represent a summary of credit quality indicators of the Bank's loan portfolio at December 31, 2011 and December 31, 2010. The grades are assigned and or modified by the Company's credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2011
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	37,509	1,220	1,104	4,108	6,119	1,604
Satisfactory	79,225	9,790	3,419	6,026	23,168	14,756
Acceptable	33,427	1,481	3,944	5,940	25,652	9,270
Special Mention	3,739	1,318	1,767	2,195	4,073	1,518
Substandard	15,127	1,566	1,973	5,026	12,355	9,341
Doubtful	-	-	-	-	-	-

Total	$169,027	$15,375	$12,207	$23,295	$71,367	$36,489

Credit Risk Profile by Internally Assigned Grade –December 31, 2010
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	40,371	1,911	977	4,298	7,102	3,604
Satisfactory	80,759	9,258	4,399	7,355	26,055	16,729
Acceptable	36,411	1,806	4,285	5,585	27,878	13,013
Special Mention	4,778	946	178	2,346	5,430	304
Substandard	12,832	1,672	2,951	11,317	11,390	10,002
Doubtful	371	-	-	-	424	-

Total	$175,522	$15,593	$12,790	$30,901	$78,278	$43,652

(1)  Quality--This grade is reserved for the Bank's top quality loans. These loans have excellent sources of repayment, with no significant identifiable risk of collection.  Generally, loans assigned this rating will demonstrate the following characteristics:

•	Conformity in all respects with Bank policy, guidelines, underwriting standards, and Federal and State regulations (no exceptions of any kind).

•	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

•	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

For existing loans, all of the requirements above apply plus all payments have been made as agreed, current financial information on all borrowers and guarantors has been obtained and analyzed, and overall business operating trends are either stable or improving.

   Satisfactory-This grade is given to acceptable loans. These loans have adequate sources of repayment, with little identifiable risk of collection. Loans assigned this rating will demonstrate the following characteristics:

•
General conformity to the Bank's policy requirements, product guidelines and underwriting standards.  Any exceptions that are identified during the underwriting and approval process have been adequately mitigated by other factors.

•	Documented historical cash flow that meets or exceeds required minimum Bank guidelines, or that can be supplemented with verifiable cash flow from other sources.

•	Adequate secondary sources to liquidate the debt, including combinations of liquidity, liquidation of collateral, or liquidation value to the net worth of the borrower or guarantor.

Acceptable-This grade is given to loans that show signs of weakness in either adequate sources of repayment or collateral, but have demonstrated mitigating factors that minimize the risk of delinquency or loss.  Loans assigned this rating may demonstrate some or all of the following characteristics:

•
Additional exceptions to the Bank's policy requirements, product guidelines or underwriting standards that present a higher degree of risk to the Bank.  Although the combination and/or severity of identified exceptions is greater, all exceptions have been properly mitigated by other factors.

•
Unproved, insufficient or marginal primary sources of repayment that appear sufficient to service the debt at this time.  Repayment weaknesses may be due to minor operational issues, financial trends, or reliance on projected (not historical) performance.

•	Marginal or unproven secondary sources to liquidate the debt, including combinations of liquidation of collateral and liquidation value to the net worth of the borrower or guarantor.

For existing loans, payments have generally been made as agreed with only minor and isolated delinquencies.

Special Mention -This grade is given to Watch List loans that include the following characteristics:

•	Loans with underwriting guideline tolerances and/or exceptions with no identifiable mitigating factors.

•
Extending loans that are currently performing satisfactorily but with potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date. Potential weaknesses are the result of deviations from prudent lending practices.

•
Loans where adverse economic conditions that develop subsequent to the loan origination do not jeopardize liquidation of the debt, but do substantially increase the level of risk may also warrant this rating.

     Substandard-Loans in this category are characterized by deterioration in quality exhibited by any number of well-defined weaknesses requiring corrective action. A substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as substandard must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt; they are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

 The weaknesses may include, but are not limited to:

•	High debt to worth ratios and or declining or negative earnings trends

•	Declining or inadequate liquidity

•	Improper loan structure or questionable repayment sources

•	Lack of well-defined secondary repayment source, and

•	Unfavorable competitive comparisons.

Such loans are no longer considered to be adequately protected due to the borrower's declining net worth, lack of earnings capacity, declining collateral margins and/or unperfected collateral positions. A possibility of loss of a portion of the loan balance cannot be ruled out. The repayment ability of the borrower is marginal or weak and the loan may have exhibited excessive overdue status or extensions and/or renewals.

Doubtful -Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. The ability of the borrower to service the debt is extremely weak, overdue status is constant, the debt has been placed on non-accrual status, and no definite repayment schedule exists.

However, these loans are not yet rated as loss because certain events may occur which would salvage the debt. Among these events are:

•	Injection of capital

•	Alternative financing

•	Liquidation of assets or the pledging of additional collateral.

Credit Risk Profile based on payment activity – December 31, 2011
	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$23,897	$20,855	$31,777	$2,782
Nonperforming (>90 days past due)	134	518	630	2

Total	$24,031	$21,373	$32,407	$2,784

Credit Risk Profile based on payment activity - December 31, 2010
	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$26,913	$23,619	$39,015	$2,751
Nonperforming (>90 days past due)	74	529	1,456	97

Total	$26,987	$24,148	$40,471	$2,848

The following tables reflect the Bank's impaired loans at December 31, 2011 and December 31, 2010:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$9,034	$9,342	$-	$8,243	$285
Equity lines of credit	-	-	-	-	-
Multifamily	920	920	-	480	63
Farmland	283	283	-	529	16
Construction, Land Development, Other Land Loans	2,487	2,487	-	3,170	108
Commercial Real Estate- Owner Occupied	9,155	9,155	-	7,327	187
Commercial Real Estate- Non Owner Occupied	4,859	4,859	-	4,183	143
Second Mortgages	591	591	-	646	6
Non Real Estate Secured
Personal	30	30	-	26	3
Commercial	2,446	3,115	-	1,856	64
Agricultural	-	-	-	-	-

Total	$29,805	$30,782	$-	$26,460	$875

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$3,806	$3,840	$571	$4,161	$132
Equity lines of credit	-	-	-	-	-
Multifamily	646	866	201	1,139	11
Farmland	307	307	38	309	11
Construction, Land Development, Other Land Loans	2,538	2,538	606	4,787	80
Commercial Real Estate- Owner Occupied	1,986	2,086	323	3,132	11
Commercial Real Estate- Non Owner Occupied	4,482	4,482	343	4,758	54
Second Mortgages	108	108	10	138	4
Non Real Estate Secured
Personal	74	74	41	62	4
Commercial	856	856	675	1,494	22
Agricultural	-	-	-	14	-

Total	$14,803	$15,157	$2,808	$19,994	$329

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/10 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$7,451	$7,772	$-	$6,857	$191
Equity lines of credit	-	-	-	-	-
Multifamily	40	40	-	1,314	1
Farmland	774	1,300	-	924	-
Construction, Land Development, Other Land Loans	3,853	3,853	-	5,768	141
Commercial Real Estate- Owner Occupied	5,498	5,498	-	3,318	260
Commercial Real Estate- Non Owner Occupied	3,506	3,506	-	2,215	77
Second Mortgages	700	700	-	516	25
Non Real Estate Secured
Personal	21	21	-	11	2
Commercial	1,266	1,266	-	1,162	55
Agricultural	-	-	-	-	-

Total	$23,109	$23,956	$-	$22,085	$752

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/10 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$4,515	$4,515	$644	$2,377	$262
Equity lines of credit	-	-	-	-	-
Multifamily	1,632	1,632	92	770	51
Farmland	312	312	34	191	21
Construction, Land Development, Other Land Loans	7,035	7,515	917	4,264	139
Commercial Real Estate- Owner Occupied	4,277	4,277	110	2,981	37
Commercial Real Estate- Non Owner Occupied	5,033	5,033	1,071	1,981	88
Second Mortgages	84	122	-	42	-
Non Real Estate Secured
Personal	50	50	-	54	1
Commercial	2,132	2,132	1,250	956	58
Agricultural	28	28	12	8	-

Total	$25,098	$25,616	$4,130	$13,624	$657

 A loan is considered impaired and an allowance for loan losses is established on loans for which it is probable that the full collection of principal and interest is in doubt. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value based on recent appraisal  and /or tax assessment value, liquidation value and/or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011 and December 31, 2010, all of the total impaired loans were evaluated based on the fair value of the collateral. On a quarterly basis, the ALLL methodology begins with the determination of individually impaired loans. All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans with the following characteristics warrant further analysis before completing an assessment of impairment:

•	A loan is 60 days or more delinquent on scheduled principal or interest;
•	A loan is presently in an unapproved over advanced position;
•	A loan is newly modified; or
•	A loan is expected to be modified.

The Company's credit administration personnel and senior financial officers are responsible for tracking, coding, and monitoring loans that become Troubled Debt Restructurings. Concessions are made to existing borrowers in the form of modified interest rates and / or payment terms. The loans are segregated for regulatory and external reporting. Each specific TDR is reviewed to determine if the accrual of interest should be discontinued and also reviewed for impairment. The Company's senior credit administration officer performs this analysis on a quarterly basis in addition to determining any other loans that are impaired within the loan portfolio. The Company had a total of $16.03 million and $13.98 million of loans categorized as troubled debt restructurings as of December 31, 2011 and December 31, 2010, respectively. Interest is accrued on TDRs if the loan is otherwise not impaired and the full collection of principal and interest under the modified terms is still deemed likely.

In the determination of the allowance for loan losses, management considers troubled debt restructurings and subsequent defaults in these restructurings by adjusting the loan grades of such loans. Defaults resulting in charge-offs affect the historical loss experience ratios which are a component of the allowance calculation. Additionally, specific reserves may be established on restructured loans evaluated individually.

As a result of adopting the amendments in ASU 2011-02, the Bank  reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (January 1, 2011) to determine whether they are considered troubled debt restructurings (TDRs) under the amended guidance. The Bank identified no TDRs for which the allowance for loan losses had previously been measured under a general allowance methodology.  The Company performs a formal review of all impaired loans and assigns a specific reserve as needed.

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland	1	152	152
Construction, Land Development, Other Land Loans	1	1,364	834
Commercial Real Estate- Owner Occupied	4	1,418	1,418
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	992	992
Agricultural	1	129	129

Total	8	4,055	3,525

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family	14	1,412	1,410
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	574	574
Commercial Real Estate- Non Owner Occupied	2	4,764	4,753
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	436	432
Agricultural

Total	18	7,186	7,169

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family	4	1,860	1,851
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	317	317
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	2	510	510
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	2	670	651

Total	9	3,357	3,329

Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end
Total Restructurings	35	14,598	14,023

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Recorded Investment at period end

Residential 1-4 family (Loan Term Extension)	1	385	383
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)	1	1,364	834
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Loan Term Extension)	1	426	426
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	2,175	1,643

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of  December 31, 2011 and December 31, 2010.

Twelve months ended December 31, 2011	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Provision for Credit Losses	1,049	494	1,395	1,222	(677)	389	11	359	764	450	(808)	4,648
Charge-offs	971	246	1,857	517	276	351	25	272	585	1,032	-	6,132
Recoveries	(19)	-	(53)	-	-	(10)	-	(20)	(69)	(17)	-	(188)
Net Charge-offs	952	246	1,804	517	276	341	25	252	516	1,015	-	5,944
Ending Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Ending Balance: Individually evaluated for impairment	571	201	606	323	343	10	-	38	41	675	-	2808
Ending Balance: Collectively Evaluated for Impairment	1,047	276	1,140	886	57	361	69	298	723	945	414	6216
Loans:
Ending Balance: Individually Evaluated for Impairment	15,553	1,566	6,542	12,355	9,341	726	-	1,309	625	2,986	-	51,003
Ending Balance: Collectively Evaluated for Impairment	153,474	13,809	16,753	59,012	27,148	11,521	9,126	10,898	23,406	32,205	-	357,352
Ending Balance: December 31, 2011	$169,027	$15,375	$23,295	$71,367	$36,489	$12,247	$9,126	$12,207	$24,031	$35,191	-	$408,355

Twelve months ended December 31, 2010	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2009	$384	$184	$2,113	$3,863	$1,846	$300	$242	$503	$933	$814	$499	11,681
Provision for Credit Losses	2,043	303	1,789	(2,616)	(447)	507	(78)	(143)	288	2,430	723	4,799
Charge-offs	907	258	1,747	746	46	485	81	131	763	1,080	-	6,244
Recoveries	(1)	-	-	(3)	-	(1)	-	-	(58)	(21)	-	(84)
Net Charge-offs	906	258	1,747	743	46	484	81	131	705	1,059	-	6,160
Ending Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Ending Balance: Individually evaluated for impairment	644	92	917	110	1,071	-	-	34	-	1,262	-	4,130
Ending Balance: Collectively Evaluated for Impairment	877	137	1,238	394	282	323	83	195	516	923	1,222	6,190
Loans:
Ending Balance: Individually Evaluated for Impairment	11,966	1,672	10,888	9,775	8,539	784	-	1,086	71	3,426	-	48,207
Ending Balance: Collectively Evaluated for Impairment	163,556	13,921	20,013	68,504	35,113	13,348	10,016	11,704	26,916	39,893	-	402,984
Ending Balance: December 31, 2010	$175,522	$15,593	$30,901	$78,279	$43,652	$14,132	$10,016	$12,790	$26,987	$43,319	-	$451,191

 Overview of Loan Review and ALLL Processes

The loan review function performs various tasks that are utilized to discover weaknesses within the loan portfolio.  These include annual reviews on loan relationships that are greater than $500,000.  The relationship review includes a discussion on the collateral, repayment history, guarantor(s) financial position, and debt service coverage on an individual and global level.  These reviews are based primarily upon federal tax returns for cash flow determination, internally prepared interim statements and personal financial statements.  Debt service coverage (DSC) is calculated on each individual customer, or guarantor, as well as the aggregate or global DSC.  The DSC is discounted to determine a “stressed” DSC.  Collateral evaluation includes an inspection of the collateral file to determine if the bank is indeed properly securitized.  Collateral is discounted, when appropriate, to determine a “stressed” LTV.   In addition to annual loan relationship reviews, quarterly reviews are completed on all loans that are graded Substandard, Doubtful and Loss and are on the watch list, which includes all loan relationships that are greater than $100,000.  This quarterly review process is comprised of a shortened version of the full relationship review.  These quarterly reviews include a discussion on personal credit management, DSC and LTV.  In addition to these quarterly reviews of all non-pass watch list relationships, a semi-annual review is conducted on all Special Mention loan relationships that are on the watch list.  These reviews are prepared in the same manner as the quarterly non-pass relationship reviews.  The appropriateness of the risk rating of each relationship is assessed, with changes to the risk rating being made by the Senior Credit Review Officer, when deemed appropriate. Other measures taken to determine potential problem relationships include the monthly preparation of the watch list.  During that process, past due loan reports are reviewed, as well as any other information that might be presented by loan officers, regarding a particular loan relationship that is exhibiting stress.  To be considered as a watch list relationship, distinct characteristics must be exhibited.  These include, but are not limited to late payments greater than 60 days, a low DSC calculation, bankruptcy filings, casualty losses, or other issues that would cause a perceived increase in the risk of loss to the Bank. The final segment of the loan review process involves special reviews.  These reviews target specific segments of the loan portfolio, i.e. credit cards, equity lines, consumer loans, construction loans, and other specific segments of the loan portfolio that management wishes to have reviewed.  However, currently, the primary emphasis of the loan review function is loan relationship review work, and watch list management.

The segments of the Company's loan portfolio are disaggregated to a level that allows management to monitor risk and performance. In reviewing risk, management has determined there to be several different risk categories within the loan portfolio. The allowance for loan losses consists of amounts applicable to: (i) the commercial loan portfolio; (ii) the commercial real estate loan portfolio; (iii) the construction loan portfolio; (iv) the consumer loan portfolio; and, (v) the residential loan portfolio. The commercial real estate (“CRE”) loan segment is further disaggregated into two classes. Non-owner occupied CRE loans, which include loans secured by non-owner occupied nonfarm nonresidential properties, generally have a greater risk profile than all other CRE loans, which include multifamily structures and owner-occupied commercial structures. The construction loan segment is further disaggregated into two classes. One-to-four family residential construction loans are generally made to individuals for the acquisition of and/or construction on a lot or lots on which a residential dwelling is to be built. Commercial construction loans are generally made to developers or investors for the purpose of acquiring, developing and constructing residential or commercial structures. Construction lending is generally considered to involve a higher degree of credit risk than long-term permanent financing.

The following describes the Company's basic methodology for computing its ALLL for the twelve months ending December 31, 2011 and December 31, 2010.

On a quarterly basis, the ALLL methodology begins with the identification of loans subject to ASC 310.  All loans that are rated “7” (Doubtful) are assessed as impaired based on the expectation that the full collection of principal and interest is in doubt. All loans that are rated “6” (Substandard) or are expected to be downgraded to “6”, require additional analysis to determine whether they may be impaired under ASC 310. All loans that are rated “5” (Special Mention) are presumed not to be impaired. However, “5” rated loans, together with any Troubled Debt Restructured (TDR) loan, may warrant further analysis before completing an assessment of impairment.
For ASC 310 loans that are individually evaluated and found to be impaired (primarily those designated as Substandard and Doubtful), the associated ALLL will be based upon one of the three impairment measurement methods specified within ASC 310:

(1)	Present value of expected future cash flows discounted at the loan's effective interest rate;
(2)	Loan's observable market price; or
(3)	Fair value of the collateral.

To determine the amount of loan loss exposure for the impaired ASC 310 loans, the value of collateral for secured loans is evaluated to determine the current value and potential exposure.  The collateral value is adjusted for its age and condition, and, for real estate, adjusted for condition, location, and age of the most current appraisal.  If the adjusted value of the collateral is less than the current principal balance, the difference is designated as direct exposure for loan loss calculations.  The total balance of unsecured loans is considered as direct exposure.

ASC 450 Loan Loss:

For all other loans, including individual loans determined not to be impaired under ASC 310, the associated ALLL is calculated in accordance with ASC 450 that provides for estimated credit losses likely to be realized on groups of loans with similar risk characteristics. The Bank uses standard call report categories to segregate loans into groups with similar risk characteristics.
Estimated credit losses reflect significant factors that affect the collectability of the portfolio as of the evaluation date. Key factors that influence risk within the Bank's loan portfolio are divided into three major categories:

(1)
Historical Loss Factor: To calculate the anticipated loan loss in each call report category for ASC 450 loans, the bank begins with the net loss in each category for each of the last twelve quarters.  The Bank uses a rolling twelve quarter weighted historical loss average where the most recent quarters are weighted heavier than the earlier quarters.  The total of weighted factors for each call report category is applied to the current outstanding loan balance in this category to calculate expected loss based on historical data for a group of loans with similar risk characteristics.

(2)
External economic factors:  Economic conditions have a significant impact on the Bank's loan portfolio because deteriorating conditions can adversely impact both collateral values and the customer's ability to service debt.  Management has selected the following external factors as indicators of economic conditions:

a.	National GDP Growth Rate
b.	Local Unemployment Rates
c.	The Prime Rate

(3)	Internal process factors: Internal factors that influence loss rates as a result of risk management and control practices include the following:

a.	Past-Due Loans.
b.	Non-Accrual Loans
c.	CRE Concentrations
d.	Loan Volume Level
e.	Level and Trend of Classified Loans

  The values for internal factors are updated on a quarterly basis based on current economic data.

Once the quarterly ALLL is computed, the calculations are reviewed by the Company's credit administration committee which is comprised of the CEO, CFO, and Senior Lending Officers, including Credit Review personnel.  The Company's controller also performs a detailed review of the computations, estimates, etc. included in the ALLL calculation. The ALLL is then reviewed and approved by the Board of Directors. The following table summarizes the various elements comprising the Company's ALLL as of December 31, 2011.

The following table summarizes the various elements comprising the Company's ALLL as of December 31, 2011.

ALLR as of December 31, 2011	Percentage	Amount

FAS 114 Impairment Analysis	32.61%	$2,808
FAS 5 Analysis
Historical Loss History		4,361
Internal Process Factors		875
External Process Factors		566

Total FAS 5 Analysis	67.39%	5,802

Total FAS 5 and FAS 114 Analysis	100%	8,610

Excess Reserve as of December 31, 2011		414

Total ALLR as of December 31, 2011		$9,024

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Premises and Equipment
Note 6.  Premises and Equipment

Premises and equipment are comprised of the following:

	2011	2010

Land	$10,004	$10,760
Bank Premises	14,061	14,061
Equipment	12,299	12,195
	36,364	37,016
Less: accumulated depreciation	14,570	13,507
	21,794	23,509
Construction in Progress	89	-

	$21,883	$23,509

Depreciation expense was $1,083 and $1,293 for 2011 and 2010, respectively.

Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2011
Bank Owned Life Insurance [Abstract]
Bank Owned Life Insurance
Note 7.  Bank Owned Life Insurance

The Company maintains insurance on the lives of certain key directors and officers.  As beneficiary, the Company receives the cash surrender value if the policy is terminated, and upon death of the insured, receives all benefits payable.  The current value of the policies at December 31, 2011 and 2010 was $13,320 and $12,777, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 8.  Income Taxes

The components of the net deferred tax asset, included in other assets, are as follows:

	2011	2010

Deferred tax assets:
Allowance for loan loss	$3,068	$3,503
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	5,679	3,529
Other than temporary impairment charge on AFS securities	2,432	2,340
Net unrealized loss on securities available-for-sale	1,061	2,039
	13,093	12,264

Deferred tax liability:
Depreciation	(308)	(377)
	(308)	(377)
Deferred Tax Asset Valuation Allowance	(4,170)	-

Net deferred tax assets:	$8,615	$11,887

The components of income tax expense related to continuing operations are as follows:

	2011	2010

Federal:
Current	$(2,150)	$(4,294)
Deferred	4,512	2,029

Total	$2,362	$(2,265)

The Company's income tax expense differs from the expected tax expense at the statutory federal rate of 34% as follows:

	2011	2010

Statutory rate applied to earnings (losses) before income taxes	$(1,413)	$(1498)
Tax exempt interest	(272)	(586)
Deferred Tax Valuation allowance	4,170	-
Other, net	(123)	(181)

Total	$2,362	$(2,265)

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2010, management determined that it was more likely than not that all assets would be realized and no valuation allowance was appropriate. However, at December 31, 2011, in consideration of uncertainties regarding the timing of improvements in current economic conditions and management's estimate of future tax liabilities, management provided an allowance of $4.17 million to reflect its estimate of net realizable value at that date.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 9. Deposits

The composition of deposits is as follows:

	2011	2010

Non-interest bearing demand	$98,950	$85,923
Interest bearing demand	93,527	94,084
Savings deposits	66,207	59,788
Time deposits, in amounts of $100,000 or more	84,064	99,766
Other time deposits	172,613	197,211

Total deposits	$515,361	$536,772

The scheduled maturities of time deposits at December 31, 2011 are as follows:

2012	$160,221
2013	41,693
2014	16,417
2015	17,453
2016	3,344
Thereafter	17,549

$256,677

Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Note 10. Short-Term Borrowings

Short-term borrowings totaling $57.68 million at December 31, 2011 as shown on the balance sheet consist primarily of six Federal Home Loan Bank advances that are secured by a lien on a specific class of residential and commercial mortgage loans of the Bank.  The advances are also secured by a specific group of available for sale securities held in safekeeping by the FHLB. The Federal Home Loan Bank has the option to convert these advances which total $57.5 million to a three month LIBOR-based floating rate advance.  These six notes carry interest rates that range from 3.44% to 4.80% at December 31, 2011. The average rate paid on these six borrowings was 4.20%. Also included in other short-term borrowings are the contractual principal payments due over the next 12 months on a seller financed mortgage secured by Bank property and an FHLB advance granted through the FHLB's Affordable Housing Program. The contractual payments due on the seller financed mortgage total   $29 over the next 12 months and carry a rate of 3.2%. The contractual payments due on the FHLB Affordable Housing program loan total $50 and have a zero interest rate.  Short-term borrowings also include the contractual principal payments due totaling $97 over the next 12 months on funds drawn on a Term Loan issued to the Company by one of its Correspondent Banks. The rate on this loan is 6.75%. This loan is secured by the Stock of the subsidiary Bank. During the second quarter of 2011, the Company requested and the correspondent bank agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period.  The Closed – End Term Loan has a balloon maturity in April 2014 and the Company deposited the 35 monthly payments up to the balloon date into a reserve account held at the correspondent bank. One of the covenants included in the loan documents requires that the Bank and Company remain well-capitalized. The Company did receive a covenant waiver from the correspondent bank during the second quarter of 2011 after falling below “well-capitalized” to “adequately capitalized”.  The remaining balances on the seller financed mortgage, the FHLB Affordable Housing Program Loan and the loan from the Company's correspondent bank are included in long-term debt. The balance at the beginning of the year totaling $65.95 million represented the highest balance for short term borrowings during the year. The average balance for short term borrowings during 2011 was $61.81 million.  At December 31, 2010, short term borrowings totaled $65.95 million. The average rate paid on short term borrowings during 2010 was 4.94% and the average balance was $68.57 million.   The highest balance of short term borrowings during 2010 was $74.04 million.

Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
Note 11. Long-Term Debt

At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2011	2010
Note payable FHLB dated 03/04/05 for $5 million with an annual interest rate of 4.165%, due 03/04/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	$5,000	$5,000

Note payable FHLB dated 06/29/05 for $5 million with an annual interest rate of 3.760%, due 06/29/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	5,000

Note payable FHLB dated 08/23/05 for $750,000 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB's Affordable Housing Program. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	402	451

Note payable resulting from seller-financing transactions for $250 with annual interest rates of 3.2%. and a due date in 2013. The note requires monthly installments of principal and interest of $3. The loan is secured by a first deed of trust on real estate.	17	46

Holding Company Note payable to Community Bankers Bank with a rate of 6.75%. The note requires monthly installments of principal and interest in the amount of $28. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. During the second quarter of 2011, the Company requested and CBB agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period. The Company simultaneously paid off a Revolving Line of Credit. The Closed – End Term Loan has a balloon maturity in April 2014 and the Company has deposited the 35 monthly payments up to the balloon date into a reserve account held at CBB.  One of the covenants included in the loan documents requires that the Bank and Company remain well-capitalized. The Company did receive a covenant waiver from CBB during the second quarter of 2011 after falling below “well-capitalized” to “adequately capitalized”.
	3,545	3,471

Holding Company line of credit payable to Community Bankers Bank with a rate of 5%. The note requires monthly interest payments in the amount of $4. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. The loan was paid off in 2011.	-	1,000
Total long-term debt	$13,964	$14,968

Contractual principal maturities of long-term debt at December 31, 2010 are as follows:

2012	$-
2013	170
2014	3,493
2015	10,051
2016	52
Thereafter	198

$13,964

Capital Securities	12 Months Ended
Dec. 31, 2011
Capital Securities [Abstract]
Capital Securities
Note 12. Capital Securities

On January 21, 1998, Highlands Capital Trust I, issued $7,500 of 9.25% Capital Securities which will mature on January 15, 2028.  The principal asset of the Trust is $7,500 of the Parent Company's junior subordinated debt securities with like maturities and like interest rates to the Capital Securities.

The Capital Securities, the assets of the Trust and the common securities issued by the Trust are redeemable in whole or in part on or after January 15, 2008, or at any time in whole but not in part from the date of issuance on the occurrence of certain events.

The Capital Securities may be included in Tier I capital for regulatory capital adequacy determination purposes up to 25% of Tier I capital after its inclusion. The portion of the Capital Securities not considered as Tier I capital may be included in Tier II capital.  Distributions to the holders of the Capital Securities are included in interest expense.

On January 15, 2008 (the “Redemption Date”), after receiving regulatory approval, Highlands Bankshares, Inc. (the “Company”) redeemed $3.862 million in principal amount of its Junior Subordinated Debt Securities due January 15, 2028 (the “Debt Securities”). All of the Debt Securities are held by Highlands Capital Trust I (the “Trust”), the Company's subsidiary. The redemption price paid for the Debt Securities was 104.625% of the principal amount of the Debt Securities redeemed, plus accrued and unpaid interest to but excluding the Redemption Date.

Subject to certain exceptions and limitations, the Company may elect from time to time to defer interest payments on the debt securities, which would result in a deferral of distribution payments on the related Capital Securities. Due to the economic environment, the Board determined that, effective April 15 2010, the Company would begin deferring interest payments on the debt securities held by Highlands Capital Trust I.  As a result, distribution payments to holders of the Highlands Capital Trust I 9.25% Capital Securities are also being deferred.

Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Operating Leases
Note 13. Operating Leases

The Company currently has no operating leases that have initial or remaining non-cancelable terms in excess of one year. Total operating lease expense was $4 and $7 for December 31, 2011 and 2010, respectively.

Common Stock and Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Common Stock and Earnings (Loss) Per Common Share
Note 14. Common Stock and Earnings (Loss) Per Common Share

Earnings (loss) per common share is computed using the weighted average outstanding shares for the years ended December 31.  Outstanding stock options (Note 16) have a dilutive effect on earnings per share, which is determined using the treasury stock method. For 2011 and 2010, the impact of conversions of outstanding stock options were anti-dilutive. The following is a reconciliation of the numerators and the denominators of the basic and diluted earnings per common share computation:

	2011	2010

Income (loss) available to common stockholders	$(6,517)	$(2,140)
Weighted average shares outstanding	5,011	5,011
Shares outstanding including assumed conversion	5,011	5,011
Basic earnings (loss) per share	$(1.30)	$(0.43)
Fully diluted earnings (loss) per share	$(1.30)	$(0.43)

Profit Sharing and Retirement Savings Plan	12 Months Ended
Dec. 31, 2011
Profit Sharing and Retirement Savings Plan [Abstract]
Profit Sharing and Retirement Savings Plan
Note 15. Profit Sharing and Retirement Savings Plan

The Bank has a 401(K) savings plan available to substantially all employees meeting minimum eligibility requirements.  The Bank makes a discretionary 1.5% profit sharing contribution to all employees exclusive of employee contributions and employer matching.    Employees may elect to make voluntary contributions to the plan up to the maximum allowed by law.  In addition to the 1.5% profit sharing contribution, the Bank matches 100% of the employee's initial 1% contribution and 50% of the next 5%. The cost of  Bank contributions under the savings plan was $293 and $303 in 2011 and 2010 respectively.

Stock Option Plan and Equity Compensation Plan	12 Months Ended
Dec. 31, 2011
Stock Option Plan and Equity Compensation Plan [Abstract]
Stock Option Plan and Equity Compensation Plan
Note 16. Stock Option Plan and Equity Compensation Plan

The Company sponsors an equity compensation plan, adopted by the Board of Directors in 2006, which provides for the granting of nonqualified stock options, stock appreciation rights, stock awards and stock units. Under the plan, the Company may grant options to its directors, officers and employees for up to 200,000 shares of common stock. The Company did not grant any equity compensation in 2011 or 2010.

A summary of the status of the Company's stock option plan is presented below:

	2011		2010

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$13.72	234,929	$13.51	262,779
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	12.50	(40,150)	11.75	(27,850)

Options outstanding and exercisable at December 31	$13.97	194,779	$13.72	234,929

    Information pertaining to options outstanding at December 31, 2011 is as follows:

	Options Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$13.00 - $15.00	194,779	3.12 years	$ 13.97

Off-Balance Sheet Activities	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Activities [Abstract]
Off-Balance Sheet Activities
Note 17. Off-Balance Sheet Activities

The Bank is party to various financial instruments with off-balance sheet risk arising in the normal course of business to meet the financing needs of their customers.  Those financial instruments include commitments to extend credit and commercial letters of credit of approximately $610 and $916, unfunded commitments under lines of credit of $40,882 and $42,610 and commitments to grant new loans of $1,756 and $537 for the years ended December 31, 2011 and 2010 respectively.  These instruments contain various elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

The Bank's exposure to credit loss, in the event of non-performance by the other party to the financial instrument for commitments to extend credit and standby letters of credit, is the contractual amount of those instruments.  The Bank uses the same credit policies in making commitments and conditional obligations that they do for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for equity lines of credit may expire without being drawn upon.  Therefore, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if it is deemed necessary by the Company, is based on management's credit evaluation of the customer.

Unfunded commitments under lines of credit, revolving credit lines and overdraft protection agreements are commitments for possible future extensions of credit to existing customers.  These lines of credit usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Those letters of credit are primarily issued to support public and private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  The Company holds collateral supporting those commitments if deemed necessary.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 18.                        Commitments and Contingencies

The Bank has made arrangements with and has available from corresponding banks certain lines of credit to fund any necessary cash requirements. The Bank has $67,951 of Federal Home Loan Bank advances outstanding against its corresponding line of credit as of December 31, 2011. A specific class of commercial and residential mortgage loans, with a balance of $169,336 at December 31, 2011 and a specific group of securities available for sale with a lendable collateral value of $10,353 at December 31, 2011 were pledged to the FHLB as collateral. At December 31, 2011, the Bank had approximately $19,070 of available credit at the FHLB and $6,000 of secured lines of available credit granted from one of its correspondent banks.

In 2010, a former borrower filed two complaints in the Circuit Court of Washington County, VA, claiming that the Bank improperly handled the repossession and disposition of collateral from a warehouse in June/July 2008.  The borrower also claims that the bank acted as its business advisor and breached fiduciary duties owed to it in this capacity.  One complaint seeks $700,000 in damages for conversion based solely on the repossession/disposition of collateral.  The second complaint seeks $7,850,000 in damages for breach of fiduciary duty, violation of UCC Article 9, actual fraud, unjust enrichment, and business conspiracy.  In response, the Bank filed demurrers to both complaints, both of which were granted in part and denied in part with leave granted to amend. The Borrower chose not amend either complaint, opting instead to consolidate her remaining claims into one action.  The borrower's remaining claims against the Bank are for violation of UCC Article 9, fraud, unjust enrichment of personal property, and conversion of personal property. No trial date has been set. The Bank disputes the allegations and believes that they are without merit.  The Bank intends to defend itself vigorously.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Note 19.                        Fair Value Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures.  Securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis. These nonrecurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

Under ASC Topic 820 on Fair Value Measurements and Disclosures, the Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

•	Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.
•
Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3 - Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

A description of valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon third party models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality, the Company's creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The Company's valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Recurring --Investment Securities Available for Sale

Securities classified as available for sale are reported at fair value utilizing, Level 2 and Level 3 inputs. For Level 2 securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information, and the bond's terms and conditions, among other things.

As of December 31, 2011 the Company owns approximately $4.07 million (book value) in collateralized debt obligation securities that are backed by trust preferred securities issued by banks, thrifts, and insurance companies (TRUP CDOs).  The market for these securities is not active and markets for similar securities are also not active.  The TRUP CDOs have been classified within Level 3 of the fair value hierarchy because we determined that significant adjustments are required to fair value at the measurement date. The cash flow projections for the pooled trust preferred securities utilize a discounted cash flow model that uses variables such as the estimate of future cash flows, creditworthiness of the underlying banks and determination of probability of default of the underlying collateral.

The following summarizes the Company's available for sale securities portfolio measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy.

2011
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
US Treasuries	$-	$6,032	$-	$6,032
State and Political Subdivisions	$-	$18,168	$-	$18,168
Mortgage Backed Securities	$-	$30,629	$-	$30,629
TRUP CDO's	$-	$-	$150	$150
Single Issue Trust Preferred	$-	$1,815	$-	$1,815
SBA Pools	$-	$6,996	$-	$6,996
SLMA	$-	$462	$-	$462
Total AFS Securities	$-	$64,102	$150	$64,252

2010
	Level 1	Level 2	Level 3	Total Fair Value
Available for Sale Securities
State and Political Subdivisions	$-	$18,291	$-	$18,291
Mortgage Backed Securities	$-	$29,442	$-	$29,442
TRUP CDO's	$-	$-	$173	$173
Single Issue Trust Preferred	$-	$1,804	$-	$1,804
SBA Pools	$-	$5,934	$-	$5,934
SLMA	$-	$452	$-	$452
Total AFS Securities	$-	$55,923	$173	$56,096

Pursuant to ASC Topic 820, the following table shows a reconciliation of the beginning and ending balance at December 31, 2011 for Level 3 assets measured on a recurring basis using significant unobservable inputs.

Investment Securities Available for Sale
Beginning balance, January 1, 2011	$173
Total gains (losses) included in net income	(269)
Included in Other comprehensive Income	246
Transfers in or out of Level 3	-
Ending Balance December 31, 2011	$150

Non Recurring - Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value, recent appraisal value and /or tax assessed value, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, all of the total impaired loans were evaluated based on the fair value of the collateral. Fair value is based upon independent market prices or appraised values of the collateral which the Company considers as nonrecurring Level 2.

Non Recurring -Foreclosed Assets / Repossessions

Foreclosed assets and repossessions are adjusted to fair value upon transfer of the loans to foreclosed assets and repossessions. Subsequently, foreclosed assets and repossessions are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices or appraised values of the collateral which the Company considers as nonrecurring Level 2.

The following table summarizes the Company's assets at fair value on a non - recurring basis as of December 31, 2011 and December 31, 2010 segregated by the level of the valuation inputs within the fair value hierarchy. The tables disclose the recorded investment of impaired loans requiring a specific allowance.

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$-	$14,803	$-	$14,803
Repossessions/OREO, net	$-	$16,852	$-	$16,852

December 31, 2010	Level 1	Level 2	Level 3	Total Fair Value
Impaired Loans	$-	$25,098	$-	$25,098
Repossessions/OREO	$-	$15,347	$-	$15,347

General

The Company has no liabilities carried at fair value or measured at fair value on a non-recurring basis.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company's various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of   the   instrument.  Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

Cash and Cash Equivalents

The carrying amount reported in the balance sheets for cash, short-term investments and federal funds sold approximates fair value.

Securities Available for Sale

Fair values are determined in the manner as described above.

Other Investments

Other investments include Federal Home Loan Bank stock, Federal Reserve Bank stock, Community Bankers Bank stock, and Pacific Coast Bankers Bank.  The carrying value of those securities approximates fair value based on the redemption provisions of those Banks. Also included in other investments are certificates of deposit purchased from other FDIC banks in which the carrying amount approximates fair value.

Loans

The fair value of loans represent estimates at which the loans of the Bank could be exchanged on the open market, based upon the current lending rate for similar types of lending arrangements discounted over the remaining life of the loans.

Deposits

The fair value of deposits represent estimates at which the deposit liabilities of the Bank could be exchanged on the open market, based upon the current deposit rates for similar types of deposit arrangements discounted over the remaining life of the deposits.

Other Short-Term Borrowings

Fair values of other short-term borrowings are estimated using discounted cash flow analyses based on the Company's current incremental borrowing rates for similar types of borrowing arrangements. Estimated maturity dates are also included in the calculation of fair value for these borrowings.

Long-term Debt and Capital Securities

Rates currently available to the Company for debt with similar terms and remaining maturities or established call prices are used to estimate fair value of existing debt.

Off-Balance Sheet Instruments

The amount of off-balance sheet commitments to extend credit, standby letters of credit, and financial guarantees, is considered equal to fair value.  Because of the uncertainty involved in attempting to assess the likelihood and timing of commitments being drawn upon, coupled with the lack of an established market and the wide diversity of fee structures, the Company does not believe it is meaningful to provide an estimate of fair value that differs from the given value of the commitment.

The carrying amounts and fair values of the Company's financial instruments at December 31, 2011 and December 31, 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Cash and cash equivalents	$86,075	$86,075	$82,152	$82,152
Securities available for sale	64,252	64,252	56,096	56,096
Other investments	5,308	5,308	6,026	6,026
Loans, net	398,780	398,221	440,274	438,952
Deposits	(515,361)	(508,599)	(536,772)	(519,111)
Other short-term borrowings	(57,676)	(65,844)	(65,952)	(72,687)
Long-term debt	(13,964)	(14,951)	(14,968)	(15,779)
Capital Securities	(3,150)	(3,014)	(3,150)	(2,502)

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 20.                        Related Party Transactions

In the normal course of business, the Bank has made loans to its directors and officers and their affiliates.  All loans and commitments made to such officers and directors and to companies in which they are officers or have significant ownership interest have been made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons, and did not, in the opinion of management, involve more than normal credit risk or present other unfavorable features.  The activity in such loans is as follows:

	2011	2010

Balance, beginning	$ 15,122	$ 16,443
Additions	4,752	3,238
Reductions	(5,395)	(4,559)
Balance, ending	$ 14,479	$ 15,122
Unused commitments	$ 665	$ 874

Deposits from related parties held by the Bank at December 31, 2011 and 2010 were $4,894 and $4,139, respectively.

Restrictions on Cash	12 Months Ended
Dec. 31, 2011
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 21.                        Restrictions on Cash

The Federal Reserve Bank required the Bank to maintain reserve balances.  The total of those reserve balances including available vault cash at December 31, 2011 and 2010 was $8,622 and $8,259 respectively.

Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Minimum Regulatory Capital Requirements [Abstract]
Minimum Regulatory Capital Requirements
Note 22.                        Minimum Regulatory Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by their primary regulator, the Federal Reserve Bank of Richmond.  Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators, that if undertaken, could have a direct material effect on the Company and Bank and the consolidated financial statements.  Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines involving quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined).

As of December 31, 2011, the most recent notification from the Federal Reserve Bank of Richmond categorized the Bank as adequately capitalized under the regulatory framework for prompt corrective action.

The Company's actual and required capital amounts and ratios are as follows:

		Actual	For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$33,506	8.29%	$32,347	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	28,424	7.03%	16,174	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	28,424	4.57%	24,889	=,> 4%

As of December 31, 2010:
Total Risk-Based Capital (to Risk-Weighted Assets)	$42,957	9.56%	$35,933	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	37,284	8.30%	17,967	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	37,284	5.71%	26,099	=,> 4%

The Bank's actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2011:
Total Risk-Based Capital (to Risk-Weighted Assets)	$36,543	9.08%	$32,209	=,> 8%	$40,262	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	31,461	7.81%	16,105	=,> 4%	24,157	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	31,461	5.07%	24,816	=,> 4%	31,021	=,> 5%

As of December 31, 2010:
Total Risk-Based Capital (to Risk-Weighted Assets)	$45,388	10.13%	$35,849	=,> 8%	$44,811	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	39,728	8,87%	17,924	=,> 4%	26,887	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	39,728	6.10%	26,048	=,> 4%	32,561	=,> 5%

Restrictions on Dividends	12 Months Ended
Dec. 31, 2011
Restrictions on Dividends [Abstract]
Restrictions on Dividends
Note 23.                        Restrictions on Dividends

The Parent Company's principal asset is its investment in the Bank, its wholly-owned consolidated subsidiary.  The primary source of income for the Parent Company historically has been dividends from the Bank.  Regulatory agencies limit the amount of funds that may be transferred from the Bank to the Parent Company in the form of dividends, loans or advances.

Under applicable laws and without prior regulatory approval, the total dividend payments of the Bank in any calendar year are restricted to the net profits of that year, as defined, combined with the retained net profits for the two preceding years.

The Company and Bank currently are prohibited from paying dividends unless regulatory approval is obtained.  (See Note 2 Formal Written Agreement).

Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Income and Expenses [Abstract]
Other Operating Income and Expenses
Note 24.                        Other Operating Income and Expenses

Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2011	2010

BOLI income	$452	$452

Other Contracted Services	$667	$597
FDIC Insurance Costs	$1,539	$1,311
Software Licensing / Maintenance	$635	$696
Postage and Freight	$314	$317
Legal	$457	$278

Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Statements [Abstract]
Condensed Parent Company Financial Statements
Note 25.  Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2011 and 2010 and for the years then ended.  Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2011	2010
ASSETS
Cash	$178	$2,240
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	34,445	38,473
Other assets	1,009	393

Total Assets	$36,334	$41,808

LIABILITIES AND STOCKHOLDERS' EQUITY
Interest, taxes and other liabilities	$680	$334
Other short term borrowings	97	373
Long Term Debt	3,545	4,471
Capital securities	3,750	3,750
Total Liabilities	8,072	8,928

STOCKHOLDERS' EQUITY	28,262	32,880

Total Liabilities and Stockholders' Equity	$36,334	$41,808

CONDENSED STATEMENTS OF INCOME
	2011	2010

Dividends from subsidiary	$-	$-
Interest income	55	55
Other income	-	-
Interest expense	(634)	(649)
Operating expense	(11)	(39)
	(590)	(633)

Income tax benefit	201	216
Equity in undistributed earnings (loss) of subsidiary	(6,128)	(1,723)

Net income (Loss)	$(6,517)	$(2,140)

CONDENSED STATEMENTS OF CASH FLOWS
	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (Loss)	$(6,517)	$(2,140)
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	6,128	1,723
Increase in other assets	(822)	(668)
Increase (decrease) in other liabilities	347	138

Net cash used in operating activities	(859)	(942)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Purchase) sale of other investments	-	-
Net (increase) decrease in loans	-	-
Premises and equipment expenditures	-	-
Capital contributed to subsidiary bank	-	-

Net cash provided by (used in) investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	(277)	(79)
Increase in Long Term Debt	(926)	2,210

Net cash (used in) provided by financing activities	(1,203)	2,131

Net increase (decrease) in cash and cash equivalents	(2,062)	1,189

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,240	1,051

CASH AND CASH EQUIVALENTS AT END OF YEAR	$178	$2,240